UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                February 11, 2005
------------------------        -------------------         --------------------
                                |X|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                       Name

Matrix Asset Advisors, Inc.
FORM 13F
31-Dec-04

                                  TITLE OF               VALUE     SHARES/  SH/  PUT/   INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER             CLASS      CUSIP     (x$1000)   PRN AMT  PRN  CALL   DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------    --------  ---------   --------  --------- ---  ----   -------  --------  -------- -------- -------
3M Company                        COM       88579y101       394       4800  SH          Sole                   4800
Abbott Laboratories               COM       002824100       266       5695  SH          Sole                   5695
Adaptec Inc.                      COM       00651F108     26514    3493257  SH          Sole                3018257           475000
American Express Co.              COM       025816109     15621     277113  SH          Sole                 277113
American International Group I    COM       026874107     45115     687001  SH          Sole                 569001           118000
American Power Conversion         COM       029066107     46200    2158895  SH          Sole                1743895           415000
Ametek, Inc.                      COM       031100100       285       8000  SH          Sole                   8000
Amgen                             COM       031162100      8200     127826  SH          Sole                 127826
BP PLC - ADR                      COM       055622104       317       5436  SH          Sole                   5436
Bank of America Corp.             COM       060505104     42601     906599  SH          Sole                 736599           170000
Bank of New York                  COM       064057102     36348    1087618  SH          Sole                 821618           266000
Baxter Int'l Inc.                 COM       071813109     45051    1304324  SH          Sole                1079324           225000
Becton, Dickinson & Co.           COM       075887109       227       4000  SH          Sole                   4000
Bellsouth Corp.                   COM       079860102       258       9289  SH          Sole                   9289
Belvedere Resources, Ltd.         COM       080903107         8      10000  SH          Sole                  10000
Biomet                            COM       090613100       683      15750  SH          Sole                  15750
Boston Scientific                 COM       101137107     10505     295490  SH          Sole                 295490
Bristol-Myers                     COM       110122108       298      11650  SH          Sole                  11650
CVS Corp.                         COM       126650100     39809     883269  SH          Sole                 714269           169000
Chevron Texaco Corp.              COM       166764100       352       6706  SH          Sole                   6706
Chubb Corp.                       COM       171232101       286       3714  SH          Sole                   3714
Cigna High Income SHRS            COM       12551d109        29      10000  SH          Sole                  10000
Citigroup                         COM       172967101     45944     953587  SH          Sole                 762587           191000
Coca Cola                         COM       191216100      1069      25666  SH          Sole                  25666
Comcast Corp - CL A               COM       200300101       267       8034  SH          Sole                   8034
Comcast Corp. - Special Class     COM       20030N200     30574     930999  SH          Sole                 736999           194000
Comerica Inc.                     COM       200340107       945      15490  SH          Sole                  15490
Eli Lilly and Company             COM       532457108      3862      68050  SH          Sole                  68050
Enviornmental Energy Service      COM       29406q101         0      10000  SH          Sole                  10000
Express Scripts Inc - Cl A        COM       302182100      1859      24325  SH          Sole                  24325
Exxon Mobil Corporation           COM       30231g102      1932      37691  SH          Sole                  37691
Federal Natl. Mortgage Assn.      COM       313586109      9756     137004  SH          Sole                  96004            41000
First Place Financial Corp.       COM       33610t109       571      25524  SH          Sole                  25524
Freddie Mac                       COM       313400301     16000     217093  SH          Sole                 167093            50000
Gap Inc.                          COM       364760108     40434    1914483  SH          Sole                1544483           370000
General Electric Co.              COM       369604103     52135    1428357  SH          Sole                1156357           272000
General Mills                     COM       370334104     29221     587826  SH          Sole                 459126           128700
Goldman Sachs Group, Inc.         COM       38141G104       241       2313  SH          Sole                   2313
Guidant Corp.                     COM       401698105     42940     595560  SH          Sole                 449560           146000
Health Management Assoc.          COM       421933102      1643      72325  SH          Sole                  72325
Intel Corporation                 COM       458140100     38978    1666433  SH          Sole                1346433           320000
International Business Machine    COM       459200101       984       9978  SH          Sole                   9978
Interpublic Group                 COM       460690100     20423    1524113  SH          Sole                1114113           410000
J. P. Morgan Chase & Co.          COM       46625H100     27229     697993  SH          Sole                 558893           139100
Johnson & Johnson                 COM       478160104      4788      75504  SH          Sole                  75504
Liberty Media Corp - A            COM       530718105     19376    1764698  SH          Sole                1357467           407231
Lucent Technologies               COM       549463107      4863    1293435  SH          Sole                1293435
Marsh & McLennan Cos Inc          COM       571748102     11711     355944  SH          Sole                 219244           136700
McKesson HBOC, Inc.               COM       581557105      1064      33825  SH          Sole                  33825
Medimmune Inc                     COM       584699102     59909    2209837  SH          Sole                1828087           381750
Merck & Co., Inc.                 COM       589331107     26064     810949  SH          Sole                 641949           169000
Merrill Lynch & Co.               COM       590188108     45370     759073  SH          Sole                 595073           164000
Microsoft Corporation             COM       594918104     40742    1524782  SH          Sole                1227982           296800
Morgan Stanley                    COM       617446448     47285     851675  SH          Sole                 688675           163000
Nokia Corp.                       COM       654902204     37404    2386993  SH          Sole                1976993           410000
Novellus Systems                  COM       670008101     42507    1524106  SH          Sole                1226806           297300
Office Depot Inc.                 COM       676220106     32557    1875380  SH          Sole                1636980           238400
Pfizer, Inc.                      COM       717081103     59443    2210598  SH          Sole                1913598           297000
Ross Stores Inc.                  COM       778296103     16785     581405  SH          Sole                 441405           140000
Royal Dutch Petr.                 COM       780257804       345       6015  SH          Sole                   6015
Sky Financial Group Inc.          COM       83080p103       524      18273  SH          Sole                  18273
Symbol Technologies, Inc.         COM       871508107     53084    3068430  SH          Sole                2448430           620000
The St. Joe Company               COM       790148100       266       4150  SH          Sole                   4150
Tidewater Inc.                    COM       886423102     31361     880670  SH          Sole                 704670           176000
Time Warner Inc                   COM       887317105       495      25455  SH          Sole                  25455
Triangle MultiMedia Inc.          COM       895891109         5    1000000  SH          Sole                1000000
UnitedHealth Group Inc.           COM       91324p102       889      10100  SH          Sole                  10100
Verizon Communications            COM       92343v104       602      14859  SH          Sole                  14859
Vishay Intertechnology            COM       928298108     35845    2386487  SH          Sole                1916487           470000
Wachovia Corp.                    COM       929903102       797      15155  SH          Sole                  15155
Wal-Mart Stores, Inc.             COM       931142103      1247      23617  SH          Sole                  23617
Walt Disney Company               COM       254687106     40316    1450233  SH          Sole                1216233           234000
WellPoint Inc.                    COM       94973v107      2189      19038  SH          Sole                  19038
Wells Fargo Company               COM       949746101       565       9094  SH          Sole                   9094
Wyeth                             COM       983024100     45640    1071624  SH          Sole                 855624           216000
A&S Development LLC Limited Li              1014280         100     100000  SH          Sole                 100000
E-Kong Group Ltd.                           G2952Q109         0      12500  SH          Sole                  12500
FEOCII Subscription Agreement               8324009         100     100000  SH          Sole                 100000
Gulf International Minerals (C              402290100         7      50000  SH          Sole                  50000
International Meta Systems                  45986b108         0      25830  SH          Sole                  25830
Prism Support Hldgs LLC                     3030551           0     250000  SH          Sole                 250000
OceanBoy Farms Inc.                         674990528         0     124995  SH          Sole                 124995
REPORT SUMMARY                        82 DATA RECORDS   1350635   51194005                                 42277024          8916981